Related Party Transactions - Private placement warrants (Details) - Flying Eagle Acquisition Corp [Member] - USD ($)			9 Months Ended
	Mar. 05, 2020	Jan. 24, 2020	Sep. 30, 2020	Sep. 01, 2020	Mar. 31, 2020
Related Party Transactions
Number of warrants to purchase shares issued			10,033,333		10,033,333
Exercise price of warrants		$ 1.50	$ 1.50
Proceeds from issuance of warrants			$ 15,050,000
Price per share	$ 12.00	$ 12.00
Principal deposited in Trust Account		$ 600,000,000	$ 690,000,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	1 year	1 year
Class A common stock
Related Party Transactions
Exercise price of warrants		$ 11.50	$ 11.50
Price per share			$ 10.00		$ 10.00
Private Placement
Related Party Transactions
Number of warrants to purchase shares issued			10,033,333
Exercise price of warrants			$ 1.50
Aggregate price of warrants			$ 15,050,000
Principal deposited in Trust Account			$ 690,000,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days	30 days
Private Placement | Class A common stock
Related Party Transactions
Price per share				$ 10.00